FAIR VALUE MEASUREMENTS - Contingent consideration obligation, Assumptions (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($) Y	Dec. 31, 2024 USD ($) Y
FAIR VALUE MEASUREMENTS
Change in fair value of contingent contingent consideration | $	$ (167,162)	$ (167,162)	$ 111,355	$ 59,723
Operating leverage | Contingent consideration
FAIR VALUE MEASUREMENTS
Contingent consideration obligation measurement input			1.50	1.50
Revenue volatility | Contingent consideration
FAIR VALUE MEASUREMENTS
Contingent consideration obligation measurement input			0.203	0.201
EBITDA volatility | Contingent consideration
FAIR VALUE MEASUREMENTS
Contingent consideration obligation measurement input			0.508	0.502
Earnout risk free rate | Contingent consideration
FAIR VALUE MEASUREMENTS
Contingent consideration obligation measurement input			0.038	0.045
Long-term risk-free rate | Contingent consideration
FAIR VALUE MEASUREMENTS
Contingent consideration obligation measurement input			0.048	0.049
Weighted average cost of capital | Contingent consideration
FAIR VALUE MEASUREMENTS
Contingent consideration obligation measurement input			0.17	0.18
Correlation between revenue and EBITDA | Contingent consideration
FAIR VALUE MEASUREMENTS
Contingent consideration obligation measurement input			0.61	0.65
Discount Rate | Contingent consideration
FAIR VALUE MEASUREMENTS
Contingent consideration obligation measurement input			0.15	0.06
Minimum | Term to payment
FAIR VALUE MEASUREMENTS
Contingent consideration obligation measurement input			0.1	0.1
Maximum | Term to payment
FAIR VALUE MEASUREMENTS
Contingent consideration obligation measurement input			6.1	7.1